Employee Benefit Plans Net Periodic Pension Cost (Credit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost and Administrative Expenses	$ 6	$ 8	$ 8
Defined Benefit Plan Interest Cost For Net Periodic Pension Cost	12	12	13
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	19	19	19
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	3	3	4
Defined Benefit Plan, Amortization of Gain (Loss)	3	3	3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	5	7	9
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost and Administrative Expenses	3	2	2
Defined Benefit Plan Interest Cost For Net Periodic Pension Cost	9	10	12
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	21	19	22
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Defined Benefit Plan, Amortization of Gain (Loss)	4	4	2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(5)	(3)	(6)
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost and Administrative Expenses	2	2	3
Defined Benefit Plan Interest Cost For Net Periodic Pension Cost	2	2	2
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	3	3	3
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Defined Benefit Plan, Amortization of Gain (Loss)	1	0	0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 2	$ 1	$ 2